Summary of Significant Accounting Policies - Basic and diluted loss per common stock (Details)	2 Months Ended	3 Months Ended					6 Months Ended				12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USN ($) shares	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USN ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USN ($) shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USN ($) shares	Dec. 31, 2019 USD ($) $ / shares shares
Summary Of Significant Accounting Policies [Line Items]
Interest income on restricted cash equivalents held in Trust Account		$ 272,160			$ 5,771		$ 1,124,619		$ 6,704		$ 398,809
Gain on marketable securities (net), dividends and interest, held in Trust Account					1,452,219				2,157,433		3,565,051
Expenses available to be paid with interest income from Trust											(997,313)
Net (loss) income	$ (2,555)	(4,755)		$ 622,375	852,775		617,620		1,177,769		2,086,083
Class A Common stock
Summary Of Significant Accounting Policies [Line Items]
Expenses available to be paid with interest income from Trust		(48,324)			(348,286)		(48,319)		(536,134)
Net (loss) income		223,836			1,109,704		1,076,300		1,628,003		2,966,547
Less: Income attributable to Class A common stock		$ (223,836)			$ (1,109,704)		$ (1,076,300)		$ (1,628,003)		$ (2,966,547)
Weighted average shares outstanding | shares		23,000,000	23,000,000		23,000,000	23,000,000	23,000,000	23,000,000	22,848,921	22,848,921	22,934,985
Basic and diluted net income per share | $ / shares		$ 0.01			$ 0.05		$ 0.05		$ 0.07		$ 0.13
Class B common stock
Summary Of Significant Accounting Policies [Line Items]
Net (loss) income	$ (2,555)	$ (228,591)			$ (256,929)		$ (458,680)		$ (450,234)		$ (880,464)
Less: Income attributable to Class A common stock			$ 5,750,000			$ 5,750,000		$ 5,750,000		$ 5,750,000
Weighted average shares outstanding | shares	5,000,000	5,750,000	5,750,000		5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Basic and diluted net income per share | $ / shares	$ 0.00	$ (0.04)			$ (0.04)		$ (0.08)		$ (0.08)		$ (0.15)